SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Direxion Shares ETF Trust
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

2.		The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
		check the box but do not list series or classes):	[ ]

		Direxion Auspice Broad Commodity Strategy ETF	S000054803	C000172242	Direxion Daily Mid Cap Bull 3X Shares	S000022778	C000065906
		Direxion Connected Consumer ETF	S000069291	C000221264	Direxion Daily S&P 500® Bull 3X Shares	S000022767	C000065895
		Direxion Dynamic Hedge ETF	S000068624	C000219530	Direxion Daily S&P 500® Bear 3X Shares	S000022765	C000065893
		Direxion Fallen Knives ETF	S000068623	C000219529	Direxion Daily Small Cap Bull 3X Shares	S000022786	C000065914
		Direxion Flight to Safety Strategy ETF	S000067785	C000217504	Direxion Daily Small Cap Bear 3X Shares	S000022770	C000065898
		Direxion High Growth ETF	S000068622	C000219528	Direxion Daily FTSE China Bull 3X Shares	S000022791	C000065919
		Direxion Hydrogen ETF	S000071278	C000226196	Direxion Daily FTSE China Bear 3X Shares	S000022775	C000065903
		Direxion Low Priced Stock ETF	S000072485	C000228776	Direxion Daily FTSE Europe Bull 3X Shares	S000038649	C000119158
		Direxion Moonshot Innovators ETF	S000069290	C000221263	Direxion Daily MSCI Emerging Markets Bull 3X Shares	S000022789	C000065917
		Direxion MSCI USA ESG - Leaders vs. Laggards ETF	S000067783	C000217502	Direxion Daily MSCI Emerging Markets Bear 3X Shares	S000022773	C000065901
		Direxion NASDAQ-100® Equal Weighted Index Shares	S000033634	C000103352	Direxion Daily MSCI Mexico Bull 3X Shares	S000057175	C000181596
		Direxion S&P 500® High minus Low Quality ETF	S000067784	C000217503	Direxion Daily MSCI South Korea Bull 3X Shares	S000029358	C000090201
		Direxion Work From Home ETF	S000068856	C000220041	Direxion Daily Aerospace & Defense Bull 3X Shares	S000057185	C000181606
		Direxion World Without Waste ETF	S000070092	C000223004	Direxion Daily Consumer Discretionary Bull 3X Shares	S000027484	C000082795
		Direxion Russell 1000® Growth Over Value ETF	S000063924	C000206907	Direxion Daily Dow Jones Internet Bull 3X Shares	S000066281	C000214057
		Direxion Russell 1000® Value Over Growth ETF	S000063923	C000206906	Direxion Daily Dow Jones Internet Bear 3X Shares	S000066282	C000214058
		Direxion Daily CSI 300 China A Share Bear 1X Shares	S000048906	C000154004	Direxion Daily Financial Bull 3X Shares	S000022761	C000065889
		Direxion Daily S&P 500® Bear 1X Shares	S000031292	C000097007	Direxion Daily Financial Bear 3X Shares	S000022781	C000065909
		Direxion Daily CSI 300 China A Share Bull 2X Shares	S000048742	C000153531	Direxion Daily Healthcare Bull 3X Shares	S000027486	C000082797
		Direxion Daily CSI China Internet Index Bull 2X Shares	S000055198	C000173593	Direxion Daily Homebuilders & Supplies Bull 3X Shares	S000022763	C000065891
		Direxion Daily S&P 500® Bull 2X Shares	S000027922	C000084847	Direxion Daily Industrials Bull 3X Shares	S000057187	C000181608
		Direxion Daily Latin America Bull 2X Shares	S000022758	C000065886	Direxion Daily MSCI Real Estate Bull 3X Shares	S000022762	C000065890
		Direxion Daily MSCI Brazil Bull 2X Shares	S000029346	C000090189	Direxion Daily MSCI Real Estate Bear 3X Shares	S000022782	C000065910
		Direxion Daily MSCI India Bull 2X Shares	S000022757	C000065885	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	S000050532	C000159441
		Direxion Daily Russia Bull 2X Shares	S000029357	C000090200	Direxion Daily Regional Banks Bull 3X Shares	S000029341	C000090184
		Direxion Daily 5G Communications Bull 2X Shares	S000072079	C000227800	Direxion Daily Retail Bull 3X Shares	S000027487	C000082798
		Direxion Daily Cloud Computing Bull 2X Shares	S000070706	C000224797	Direxion Daily S&P 500® High Beta Bull 3X Shares	S000066279	C000214055
		Direxion Daily Cloud Computing Bear 2X Shares	S000071022	C000225451	Direxion Daily S&P 500® High Beta Bear 3X Shares	S000066280	C000214056
		Direxion Daily Energy Bull 2X Shares	S000022760	C000065888	Direxion Daily S&P Biotech Bull 3X Shares	S000049373	C000156149
		Direxion Daily Energy Bear 2X Shares	S000022780	C000065908	Direxion Daily S&P Biotech Bear 3X Shares	S000049374	C000156150
		Direxion Daily Global Clean Energy Bull 2X Shares	S000072481	C000228772	Direxion Daily Semiconductor Bull 3X Shares	S000027920	C000084845
		Direxion Daily Gold Miners Index Bull 2X Shares	S000029338	C000090181	Direxion Daily Semiconductor Bear 3X Shares	S000027921	C000084846
		Direxion Daily Gold Miners Index Bear 2X Shares	S000029348	C000090191	Direxion Daily Technology Bull 3X Shares	S000023809	C000070000
		Direxion Daily Junior Gold Miners Index Bull 2X Shares	S000034516	C000106084 `	Direxion Daily Technology Bear 3X Shares	S000023810	C000070001
		Direxion Daily Junior Gold Miners Index Bear 2X Shares	S000034517	C000106085	Direxion Daily Transportation Bull 3X Shares	S000057169	C000181590
		Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	S000061746	C000199973	Direxion Daily Utilities Bull 3X Shares	S000027476	C000082787
		Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	S000049375	C000156151	Direxion Daily 7-10 Year Treasury Bull 3X Shares	S000025255	C000075251
		Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	S000049376	C000156152	Direxion Daily 7-10 Year Treasury Bear 3X Shares	S000025256	C000075252
		Direxion Daily Select Large Caps & FANGs Bull 2X Shares	S000071020	C000225449	Direxion Daily 20+ Year Treasury Bull 3X Shares	S000025257	C000075253
		Direxion Daily Travel & Vacation Bull 2X Shares	S000072081	C000227802	Direxion Daily 20+ Year Treasury Bear 3X Shares	S000025258	C000075254
		Direxion Daily US Infrastructure Bull 2X Shares	S000073589	C000230594

3.		Investment Company Act File Number: 811-22201

Securities Act File Number: 333-150525

4(a).		Last day of fiscal year for which this Form is filed: October 31, 2021

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (9/21)

5.	Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
					$40,448,084,865
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:
			$40,936,553,275

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$40,936,553,275

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item	$(488,468,410)
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		X	0.00927%

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):		=$	0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A.

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years,

	then state that number here : N/A.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):			+$	0.00

					.
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
				=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
			`
		Method of Delivery:

		[ ] Wire Transfer

		[ ] Mail or other means

10.	Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response
	response to any item of this Form. To the extent responses relate to particular item, provide the item number(s), as applicable.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Corey Noltner	/s/ Patrick Rudnick
	Corey Noltner	Patrick Rudnick
	Principal Financial Officer	Principal Executive Officer

Date	January 19, 2022	January 18, 2022

* Please print the name and title of the signing officer below the signature.